Commitments	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Commitments [Line Items]
COMMITMENTS

NOTE 10 – COMMITMENTS

Employment Agreements

At closing of the Merger, Alen Sands York and Ettore Tomasetti resigned as directors of the Company and Barry F. Cohen, Dr. Ray Powers and Dr. Farhan Taghizadeh resigned as Chief Executive Officer and Acting Chief Financial Officer, Chief Operating Officer, and Chief Medical Officer of the Company, respectively. Mr. Cohen continues as a director of the Company and assumed the office of Chief Operating Officer–Americas and to this effect, an employment agreement effective April 14, 2023, was executed between the Company and Mr. Cohen.

Mr. Cohen’s employment agreement is for a 36-month period and provides for a base salary of US$ 15,000 per month.

In addition to the above, Dr. Sudhir Srivastava became a director, Chairman and Chief Executive Officer of SSII, Dr. Vishwajyoti P. Srivastava, the son of Dr. Sudhir Srivastava, became a director and President and Chief Operating Officer–South Asia and Anup Sethi became Chief Financial Officer of the Company. The Company, through Otto Pvt. Ltd., a wholly owned subsidiary, is also party to employment agreements with each of Dr. Sudhir Srivastava, Dr. Vishwajyoti P. Srivastava and Anup Sethi. Dr. Sudhir Srivastava’s employment agreement is for a five (5) year period expiring in September 2026 and provides for an annual base salary of US$600,000. Dr. Vishwajyoti P. Srivastava’s employment agreement is for a five (5) year period expiring in September 2026 and provides for an annual base salary of US$200,000. Mr. Sethi’s employment agreement is for a five (5) year period expiring in January 2028 and provides for an annual base salary of US$175,000.

Each of the employment agreements contain customary confidentiality, assignment of proprietary rights, non-competition, and non- solicitation provisions.

Lease

The Company occupies office and laboratory space in Orlando, Florida under a lease agreement that expired on July 31, 2018. Effective August 1, 2018, and expiring July 31, 2019, the Company signed a new agreement, with monthly payments of $1,829.25 plus applicable sales tax. Effective August 1, 2019, the Company signed a year lease agreement, providing that the Company pay insurance, maintenance, and taxes with a monthly lease expense of $2,454.75 plus applicable sales tax. Effective January 15, 2020, the Company amended its August 1, 2019, lease agreement reducing its monthly lease payment to $2,223 plus applicable sales tax. the Company signed a lease that was effective August 1, 2020, through July 31, 2021, which provides that the Company pay insurance, maintenance, and taxes with a monthly lease expense of $1,474.17 plus applicable sales tax.

Effective November 1, 2022, the Company signed an amendment which further modified the August 1, 2020, agreement, reducing the monthly lease expense to $404.68 including applicable sales tax. Either party may cancel the agreement at any time with 30 days’ notice. On July 31, 2023, the Company relocated its Orlando facility to a new location at 11583 University Blvd, Orlando FL 32817. The Company occupies that space on a month-to-month basis at a cost of $194 per month.

The Company, through its SSI-India subsidiary, occupies office, manufacturing, and assembly space in Gurugram, Haryana (India) under a lease agreement entered into in March 2021, with monthly payments of US$ 16,528 plus applicable taxes. This lease expires in March 2030. Effective June 01, 2023, SSI-India subsidiary signed another lease agreement for occupying an additional space of 21,600 sq ft on the ground floor of the same building where its current facility is located, to further expand its manufacturing and assembly capacity. This lease provides for a monthly payment of US$ 12,033 plus taxes and expires on May 31, 2032, subject to further renewal on mutually acceptable terms. In December 2020, SSI India had leased a house to provide residential accommodation to Dr Sudhir Srivastava pursuant to the terms of his employment agreement. This lease agreement has since been terminated and effective August 1, 2023, SSI India leased another house to provide residential accommodation to Dr Sudhir Srivastava. This lease provides for a monthly payment of US$ 16,349 plus taxes.

Avra Medical Robotics, Inc. [Member]
Commitments [Line Items]
COMMITMENTS

NOTE 10 – COMMITMENTS

Employment Agreements

In December 2022 the Company canceled its employment agreement dated July 1, 2021 with Mr. Cohen, by paying him the balance of payments due per such agreement through the end of the agreement’s term. Mr. Cohen agreed to continue in an active role as Chairman and CEO of the Company thru the date of closing of its planned merger with SS Innovations, Inc.

Lease

On July 17, 2020, the Company signed a lease that was effective August 1, 2020 through July 31, 2021, which provides that the Company pay insurance, maintenance and taxes with a monthly lease expense of $1,474.17 plus applicable sales tax.

Effective January 1, 2021, the Company signed an amendment which modified the August 1, 2020 agreement, increasing the monthly lease expense to $1,964.74 plus applicable sales tax.

Effective November 1, 2022 the Company signed and amendment which further modified the August 1, 2020 agreement, reducing the monthly lease expense to $404.68 including applicable sales tax.

Either party may cancel the agreement at any time with 30 days’ notice.